Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and our performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	TSR	Peer Group TSR(4)	Net Income (millions)	Basic Earnings Per Share
2025	$2,474,442	$1,344,560	$642,309	$514,316	$192.08	$152.71	$276.6	$5.06
2024	2,093,028	2,903,059	498,850	362,285	223.03	143.39	227.2	4.17
2023	2,139,984	2,109,738	692,677	736,614	173.07	126.67	206.9	3.80
2022	2,612,554	2,634,492	755,359	807,351	175.14	127.17	251.5	4.63
2021	2,546,502	3,583,655	962,371	960,478	213.25	136.64	207.7	3.83

(1)	Mr. Broughton was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2022	2023	2024	2025
Rodney E. Rushing	Rodney E. Rushing	Rodney E. Rushing	Rodney E. Rushing
William M. Foshee	William M. Foshee	William M. Foshee	David A. Sparacio
Henry F. Abbott	Henry F. Abbott	Henry F. Abbott	Henry F. Abbott
	Kirk Pressley	Kirk Pressley	James H. Harper
		Edison K. Woodie, III	Edison K. Woodie, III

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

PEO Total Compensation Amount	$ 2,474,442	$ 2,093,028	$ 2,139,984	$ 2,612,554	$ 2,546,502
PEO Actually Paid Compensation Amount	$ 1,344,560	2,903,059	2,109,738	2,634,492	3,583,655
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2025	$2,474,442	$(824,250)	$(305,632)	$1,344,560

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$642,309	$(195,636)	$67,643	$514,316

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
2025	$480,315	$(823,547)	$37,600	$--	$(305,632)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2025	$145,430	$(45,250)	$2,118	$(34,655)	$67,643

(4)

The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index (KRX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year for the Company and in the KBW Nasdaq Regional Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined Basic Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Non-PEO NEO Average Total Compensation Amount	$ 642,309	498,850	692,677	755,359	962,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 514,316	362,285	736,614	807,351	960,478
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2025	$2,474,442	$(824,250)	$(305,632)	$1,344,560

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$642,309	$(195,636)	$67,643	$514,316

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
2025	$480,315	$(823,547)	$37,600	$--	$(305,632)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2025	$145,430	$(45,250)	$2,118	$(34,655)	$67,643

(4)

The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index (KRX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year for the Company and in the KBW Nasdaq Regional Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined Basic Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Compensation Actually Paid vs. Total Shareholder Return

PEO and Average Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR over the five most recently completed fiscal years for the Company, and the KBW Nasdaq Regional Bank Index cumulative TSR over the same period.

Compensation Actually Paid vs. Net Income

PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

PEO and Average Non-PEO NEO Compensation Actually Paid and Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to our performance. The measures in this table are not ranked.

Earnings Per Share
Relative Total Stockholder Return Loan and Deposit Growth

Total Shareholder Return Amount	$ 192.08	223.03	173.07	175.14	213.25
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 276,600,000	$ 227,200,000	$ 206,900,000	$ 251,500,000	$ 207,700,000
Company Selected Measure Amount	5.06	4.17	3.8	4.63	3.83
PEO Name						Mr. Broughton
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Loan and Deposit Growth
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (305,632)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(824,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,315
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(823,547)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,600
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,643
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,636)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,250)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,118
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (34,655)